Segmented information (Tables)	6 Months Ended
Feb. 28, 2023
Segmented Information
Schedule of segment reporting

The following is an analysis of the Company’s revenue and results by reportable segment for the three months ended February 28, 2023:

Three months ended	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	744,203	8,195,258	-	8,939,461

Results
Segment loss	57,629	(2,345,257)	-	(2,287,628)

Central administration costs	-	-	1,705,006	1,705,006
Other gains and losses	23,713	12,630	2,983,905	3,020,248
Finance costs	-	(163)	161,616	161,453
Loss before tax	33,916	(2,357,724)	(4,850,527)	(7,174,335)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Discontinued operations	(183,026)	-	-	(183,026)
Net income (loss)	(149,110)	(2,357,724)	(4,850,527)	(7,357,361)

The following is an analysis of the Company’s revenue and results by reportable segment for the six months ended February 28, 2023:

Six months ended	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	1,489,899	17,719,148	-	19,209,047

Results
Segment loss	148,098	(5,870,153)	-	(5,722,055)

Central administration costs	-	-	3,058,906	3,058,906
Other gains and losses	6,301	186,614	3,385,732	3,578,647
Finance costs	-	(309)	314,633	314,324
Income (loss) before tax	141,797	(6,056,458)	(6,759,271)	(12,673,932)
Income tax	-	-	-	-
Gain (Loss) for the period from:
Discontinued operations	(49,111)	-	-	(49,111)
Net income (loss)	92,686	(6,056,458)	(6,759,271)	(12,723,043)

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

The following is an analysis of the Company’s revenue and results by reportable segment for the three months ended February 28, 2022:

Three months ended	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	325,147	8,672,879	-	8,998,026

Results
Segment loss	(269,544)	(2,999,244)	-	(3,268,788)

Central administration costs	-	-	2,823,329	2,823,329
Other gains and losses	4,606	37,190	(2,170,745)	(2,128,949)
Finance costs	-	327	197,528	197,855
Loss before tax	(274,150)	(3,036,761)	(850,112)	(4,161,023)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Discontinued operations	(2,445,227)	-	(82,045)	(2,527,272)
Non-controlling interest in net loss	-	-	(43,874)	(43,874)
Net income (loss)	(2,719,377)	(3,036,761)	(976,031)	(6,732,169)

The following is an analysis of the Company’s revenue and results by reportable segment for the six months ended February 28, 2022:

Six months ended	Gaming		Media	Corporate and Other	Total
	$		$	$	$
Revenue
External sales	727,565		20,484,963	-	21,212,528

Results
Segment loss	(456,435)		(4,981,159)	-	(5,437,594)

Central administration costs	-		-	5,574,546	5,574,546
Other gains and losses	7,821		35,547	(9,425,311)	(9,381,943)
Finance costs	(1)		702	394,404	395,105
Loss before tax	(464,255)		(5,017,408)	3,456,361	(2,025,302)
Income tax	-		-	-	-
Gain (Loss) for the period from:
Discontinued operations	(5,799,612	)-	(192,137)	(5,991,749)
Non-controlling interest in net loss	-		-	(68,638)	(68,638)
Net loss	(6,263,867)		(5,017,408)	3,195,586	(8,085,689)

Schedule of geographical breakdown

Geographical breakdown

	North America	European Union	Total
	$	$	$
August 31, 2022
Assets	41,548,305	1,146,503	42,694,808
Long-term assets	20,635,907	-	20,635,907

February 28, 2023
Assets	30,311,853	1,245,179	31,557,031
Long-term assets	20,019,750	4,980	20,024,730